RESULTS FROM OPERATING ACTIVITIES - Related party transactions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs:	R 74.7	R 147.3	R 144.9
Supply of water and electricity | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs:	60.0	122.0	114.5
Gold smelting and related charges | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs:	3.7	16.6	22.5
Other charges | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs:	0.2	0.3	0.3
Gold refining and related charges | Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs:	R 10.8	R 8.4	R 7.6
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Percentage of smelting costs included, consideration given	10.00%